Bank borrowings- General (Details) ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Apr. 30, 2017 USD ($)	Mar. 31, 2022 CNY (¥) item	Mar. 31, 2021 CNY (¥) item	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Bank borrowings
Current bank borrowings			¥ 8,841	¥ 3,606	$ 1,395
Non-current bank borrowings			38,244	38,335	6,033
Bank borrowings
Bank borrowings
Current bank borrowings			8,841
Non-current bank borrowings			38,244	38,335
Collateral amount pledged			19,617	18,365
Short-term other borrowings | Bank loans
Bank borrowings
Current bank borrowings			8,841	3,606
US$4.0 billion syndicated loan denominated in US$ | Bank loans
Bank borrowings
Non-current bank borrowings			¥ 25,331	¥ 26,153
Principal amount | $					$ 4,000	$ 4,000
Number of lead arrangers | item			8	8
US$4.0 billion syndicated loan denominated in US$ | Bank loans | LIBOR
Bank borrowings
Spread over variable rate			0.85%	0.85%
Long-term other borrowings | Bank loans
Bank borrowings
Non-current bank borrowings			¥ 12,913	¥ 12,182
Long-term borrowings | Bank loans
Bank borrowings
Weighted average interest rate for the year			4.10%	4.30%
Short-term borrowings | Bank loans
Bank borrowings
Weighted average interest rate for the year			2.80%	2.90%
Short-term borrowings | Bank loans | Minimum
Bank borrowings
Interest rates			0.60%	0.60%	0.60%	0.60%
Short-term borrowings | Bank loans | Maximum
Bank borrowings
Interest rates			12.50%	12.50%	12.50%	12.50%
US$5.15 billion revolving credit facility agreement | Bank facility
Bank borrowings
Amount of loan facility | $		$ 5,150
US$5.15 billion revolving credit facility agreement | Bank facility | LIBOR
Bank borrowings
Spread over variable rate		0.95%
USD6.5 billion revolving credit facility agreement | Bank facility
Bank borrowings
Amount of loan facility | $	$ 6,500
USD6.5 billion revolving credit facility agreement | Bank facility | LIBOR
Bank borrowings
Spread over variable rate	0.80%